COMMITMENT AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Capital commitments USD ($)	Dec. 31, 2014 Capital commitments CNY	Dec. 31, 2013 Capital commitments CNY	Dec. 31, 2013 Licensing fee commitments	Dec. 31, 2014 Licensing fee commitments USD ($)	Dec. 31, 2014 Licensing fee commitments CNY
Leases, Operating [Abstract]
Total rental expense for offices	$ 5,951	36,921
Total other operating lease expenses	17,629	109,381
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2015	8,355	51,837
2016	6,736	41,797
2017	5,824	36,135
2018	5,824	36,135
2019	5,824	36,135
Thereafter	4,236	26,280
Total	36,799	228,319
Licensing Fee Commitment [Abstract]
Licensing fee commitment term						3 years
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015							350	2,172
2016							350	2,172
Total							700	4,344
Capital commitments
Acquisition of an equity method investment					2,000
Acquisition of intangible assets			2,466	15,298
Capital commitment			$ 2,466	15,298	2,000